Prepaid Expenses and Other Current Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Prepaid Expenses and Other Current Assets [Abstract]
Schedule of Prepaid Expenses and Other Current Assets

The following table presents the components of prepaid expenses and other current assets as of the dates indicated:

	June 30,	December 31,
	2025	2024
Retainer for workover rigs	$240,000	$240,000
Prepaid insurance	260,849	575,498
Prepaid expense	81,003	3,444
Prepaid taxes	133,198	133,198
Security deposit	5,050	5,050
Other	9,986	9,986
Total prepaid expenses and other current assets- current	$730,086	$967,176

Retainer for workover rigs	240,000	360,000
Total prepaid expenses - noncurrent	$240,000	$360,000

The following table presents the components of prepaid expenses and other current assets as of the dates indicated:

	December 31,	December 31,
	2024	2023
Retainer for workover rigs	$240,000	$—
Prepaid insurance	575,498	45,298
Prepaid expense	3,444	44,975
Prepaid taxes	133,198	—
Deferred closing costs	—	8,417
Security deposit	5,050	5,050
Other	9,986	9,986
Total prepaid expenses - current	$967,176	$113,726

Retainer for workover rigs	$360,000	$—
Total prepaid expenses-noncurrent	$360,000	$—